Loan Capital (Tables)	12 Months Ended
Sep. 30, 2020
Loan capital
Schedule of loan capital

	Consolidated and
	Parent Entity
$m	2020	2019
Additional Tier 1 (AT1) loan capital
Westpac capital notes	7,423	7,411
USD AT1 securities	1,941	1,913
Total AT1 loan capital	9,364	9,324
Tier 2 loan capital
Subordinated notes	14,090	11,981
Subordinated perpetual notes	495	521
Total Tier 2 loan capital	14,585	12,502
Total loan capital	23,949	21,826

Movement reconciliation ($m)
Balance as at beginning of year	21,826	17,265
Issuances	2,225	4,935
Maturities, repayments, buy backs and reductions	(262)	(1,662)
Total cash movements	1,963	3,273
FX translation impact	(564)	521
Fair value hedge accounting adjustments	703	748
Other (amortisation of bond issue costs, etc)	21	19
Total non-cash movements	160	1,288
Balance as at end of year	23,949	21,826

Additional Tier 1 (AT1) loan capital
Loan capital
Schedule of loan capital

A summary of the key terms and common features of AT1 instruments are provided below[1].

Consolidated and Parent Entity		Potential scheduled	Optional
$m	Distribution Interest rate	conversion date[2]	redemption date[3]	2020	2019
Westpac capital notes (WCN)
$1,311 million WCN2	(90 day bank bill rate + 3.05% p.a.)	23 September 2024	23 September 2022	1,307	1,308
	x (1 - Australian corporate tax rate)
$1,324 million WCN3	(90 day bank bill rate + 4.00% p.a.)	22 March 2023	22 March 2021	1,323	1,319
	x (1 - Australian corporate tax rate)
$1,702 million WCN4	(90 day bank bill rate + 4.90% p.a.)	20 December 2023	20 December 2021	1,698	1,694
	x (1 - Australian corporate tax rate)
$1,690 million WCN5	(90 day bank bill rate + 3.20% p.a.)	22 September 2027	22 September 2025	1,680	1,677
	x (1 - Australian corporate tax rate)
$1,423 million WCN6	(90 day bank bill rate + 3.70% p.a.)	31 July 2026	31 July 2024	1,415	1,413
	x (1 - Australian corporate tax rate)
Total Westpac capital notes				7,423	7,411

USD AT1 securities
US$1,250 million securities	5.00% p.a. until but excluding 21 September 2027	n/a	21 September 2027[5]	1,941	1,913
	(first reset date). If not redeemed, converted or
	written-off earlier, from, and including, each reset
	date[4] to, but excluding, the next succeeding reset
	date[5], at a fixed rate p.a. equal to the prevailing 5-
	year USD midmarket swap rate plus 2.89% p.a.
Total USD AT1 securities				1,941	1,913

1.	A$ unless otherwise noted.
2.

Conversion is subject to the satisfaction of the scheduled conversion conditions. If the conversion conditions are not satisfied on the relevant scheduled conversion date, conversion will not occur until the next distribution payment date on which the scheduled conversion conditions are satisfied.

3.	Westpac may elect to redeem the relevant AT1 instrument, subject to APRA’s prior written approval.
4.	Every fifth anniversary thereafter is a reset date.
5.	Westpac may elect to redeem on 21 September 2027 and every fifth anniversary after the first reset date is a reset date.

Tier 2 loan capital
Loan capital
Schedule of loan capital

A summary of the key terms and common features of Westpac’s Tier 2 instruments are provided below[1]:

Consolidated and Parent Entity			Optional
$m	Interest rate[2]	Maturity date	redemption date[3]	2020	2019
Subordinated notes
CNY1,250 million subordinated notes	4.85% p.a. until but excluding 9 February 2020. Thereafter, if not redeemed, a fixed rate per annum equal to the one-year CNH HIBOR reference rate plus 0.8345% p.a.	9 February 2025	9 February 2020[4]	—	260
A$350 million subordinated notes	4.50% p.a. until but excluding 11 March 2022. Thereafter, if not redeemed, a fixed rate per annum equal to the five-year AUD semi-quarterly mid-swap reference rate plus 1.95% p.a., the sum of which will be annualised.	11 March 2027	11 March 2022	361	362
S$325 million subordinated notes	4.00% p.a. until but excluding 12 August 2022. Thereafter, if not redeemed, a fixed rate per annum equal to the five-year SGD swap offer rate plus 1.54% p.a.	12 August 2027	12 August 2022	347	356
A$175 million subordinated notes	4.80% p.a. until but excluding 14 June 2023. Thereafter, if not redeemed, a fixed rate per annum equal to the five-year AUD semi-quarterly mid-swap reference rate plus 2.65% p.a., each of which will be annualised.	14 June 2028	14 June 2023	185	182
US$100 million subordinated notes	Fixed 5.00% p.a.	23 February 2046	n/a	175	161
A$700 million subordinated notes	Floating 90 day bank bill rate + 3.10% p.a.	10 March 2026	10 March 2021	700	697
JPY20,000 million subordinated notes	Fixed 1.16% p.a.	19 May 2026	n/a	270	279
JPY10,200 million subordinated notes	Fixed 1.16% p.a.	2 June 2026	n/a	137	142
JPY10,000 million subordinated notes	Fixed 0.76% p.a.	9 June 2026	n/a	134	139
NZ$400 million subordinated notes	4.6950% p.a. until but excluding 1 September 2021. Thereafter, if not redeemed, a fixed rate per annum equal to the New Zealand 5-year swap rate on 1 September 2021 plus 2.60% p.a.	1 September 2026	1 September 2021	376	373
JPY8,000 million subordinated notes	0.9225% p.a. until but excluding 7 October 2021. Thereafter, if not redeemed, a fixed rate per annum equal to the five-year JPY mid-swap rate plus 1.0005% p.a.	7 October 2026	7 October 2021	107	110
US$1,500 million subordinated notes	4.322% p.a. until but excluding 23 November 2026. Thereafter, if not redeemed, a fixed rate per annum equal to the five-year USD mid-swap rate plus 2.236% p.a.	23 November 2031	23 November 2026	2,320	2,297
JPY12,000 million subordinated notes	0.87% p.a. until but excluding 6 July 2022. Thereafter, if not redeemed, a fixed rate per annum equal to the five-year JPY mid-swap rate plus 0.78% p.a.	6 July 2027	6 July 2022	161	166
JPY13,500 million subordinated notes	0.868% p.a. until but excluding 6 July 2022. Thereafter, if not redeemed, a fixed rate per annum equal to the five-year JPY mid-swap rate plus 0.778% p.a.	6 July 2027	6 July 2022	181	187
HKD600 million subordinated notes	3.15% p.a. until but excluding 14 July 2022. Thereafter, if not redeemed, a fixed rate per annum equal to the five-year HKD mid-swap rate plus 1.34% p.a.	14 July 2027	14 July 2022	111	114
A$350 million subordinated notes	4.334% p.a. until but excluding 16 August 2024. Thereafter, if not redeemed, a fixed rate per annum equal to the five-year AUD semi-quarterly mid-swap reference rate plus 1.83% p.a., each of which will be annualised.	16 August 2029	16 August 2024	349	349
A$185 million subordinated notes	Fixed 5.00% p.a.	24 January 2048	n/a	185	185
A$250 million subordinated notes	90 day bank bill rate + 1.40% p.a.	16 February 2028	16 February 2023	250	250
A$130 million subordinated notes	Fixed 5.00% p.a.	2 March 2048	n/a	130	130
A$725 million subordinated notes	90 day bank bill rate + 1.80% p.a.	22 June 2028	22 June 2023	714	724
US$1,000 million subordinated notes	Fixed 4.421% p.a.	24 July 2039	n/a	1,707	1,606
US$1,250 million subordinated notes	4.110% p.a. until but excluding 24 July 2029. Thereafter, if not redeemed a fixed rate per annum equal to the five-year USD treasury rate plus 2% p.a.	24 July 2034	24 July 2029	1,970	1,921
A$1,000 million subordinated notes	Floating 90 day bank bill rate + 1.98% p.a.	27 August 2029	27 August 2024	1,000	991
US$1,500 million subordinated notes	2.894% p.a. until but excluding 4 February 2025. Thereafter, if not redeemed, a fixed rate per annum equal to the five-year USD treasury rate plus 1.35% p.a.	4 February 2030	4 February 2025	2,220	—
Total subordinated notes				14,090	11,981

1.	Excludes subordinated perpetual notes.
2.	Interest payments are made periodically as set out in the terms of the subordinated notes.
3.

Westpac may elect to redeem the relevant Tier 2 instrument on the optional redemption date or dates, subject to APRA’s prior written approval. If not redeemed on the first optional redemption date, Westpac may elect to redeem the relevant Tier 2 instrument on any interest payment date after the first optional redemption date (except for US$1,500 million subordinated notes with an optional redemption date in November 2026,  US$1,250 million subordinated notes with an optional redemption date in July 2029 and US$1,500 million subordinated notes with an optional redemption date in February 2025), subject to APRA’s prior written approval.

4.	The subordinated notes were redeemed in full on the optional redemption date.